Mineral Properties, Net	12 Months Ended
Dec. 31, 2019
Mineral Properties, Net
Mineral Properties, Net

7.    Mineral Properties, Net

The following table summarizes changes in the Company’s mineral properties, net (in thousands):

	December 31,
	2019	2018
Balance, beginning of year	$—	$1,093
Amortization of asset retirement cost asset	—	(61)
Write-down of mineral property	—	(1,032)
Balance, end of year	$—	$—

During the year ended December 31, 2018, the Company wrote-down the asset retirement cost asset to $0 based on a decrease in the ARO.